CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND DUE FROM BANKS [Abstract]
Composition of Cash and due from Banks
a)	The composition of the item is presented below:

	2024	2023
	S/(000)	S/(000)

Cash and clearing (b)	4,892,244	5,227,446
Deposits with Central Reserve Bank of Peru (BCRP) (b)	36,665,481	23,673,777
Deposits with Central Bank of Bolivia and Colombia (b)	1,414,889	1,397,469
Deposits with foreign banks (c)	3,841,338	2,951,396
Deposits with local banks (c)	638,272	600,180
Interbank funds	54,687	–
Accrued interest	63,192	70,346
Total cash and cash equivalents	47,570,103	33,920,614
Restricted funds	85,093	10,334
Total cash	47,655,196	33,930,948

Cash, Clearing and Deposits with Central Banks and Bank of Republic	The composition of these funds is as follows:

	2024	2023
	S/(000)	S/(000)

Legal cash requirements
Deposits with Central Reserve Bank of Peru (i)	21,665,571	21,182,492
Deposits with Central Bank of Bolivia	1,414,889	1,352,378
Deposits with Republic Bank of Colombia	–	45,091
Cash in vaults of Bank	4,420,164	4,490,602
Total legal cash requirements	27,500,624	27,070,563

Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	14,049,388	1,546,478
Term deposits with Central Reserve Bank of Peru (iii)	240,000	–
Cash in vaults of Bank and others	472,080	736,844
Other Deposits BCRP	710,522	944,807
Total additional funds	15,471,990	3,228,129
Total	42,972,614	30,298,692

(i)
As of December 31, 2024 cash and deposits that generate interest subject to legal cash requirements in Peru in local and foreign currency are subject to an implicit rate of 5.61 percent and 34.60 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (6.01 percent and 34.87 percent, respectively, as of December 31, 2023)

As of December 31, 2024, part of the additional reserve funds in U.S. Dollar at a variable rate amounting to US$150.0 million, equivalent to S/564.6 million, have a cash flow hedge through interest rate swaps (IRS), through which said funds are converted to U.S. Dollar at a fixed rate, see Note 12(c).

The reserve funds, which represent the minimum mandatory, do not earn interest; however, the mandatory reserve deposited in BCRP more than minimum mandatory, earns interests at a nominal rate established by BCRP.

In Management’s opinion, the Group has complied with the requirements established by current regulations related to the calculation of the legal reserve.
(ii)
As of December 31, 2024, the Group maintains four “overnight” deposits with the BCRP, of which two is denominated in soles in amount of S/435.0 million and two in U.S. Dollar for a total of US$3,617.0 million, equivalent to S/13,614.4 million. To that date, the deposit in soles and deposits in U.S. Dollar accrue interest at annual rates of 3.00 percent and 4.44 percent, respectively, and have maturities at 3 days.

As of December 31, 2023, the Group maintains four “overnight” deposits with the BCRP, which two are denominated in soles for a total of S/1,160.0 million and two are denominated in U.S. Dollar for a total of US$104.2 million, equivalent to S/386.5 million. At said date, deposit in soles and deposits in U.S. Dollar accrue interest at annual rates of 4.00 percent and 5.34 percent,  respectively, and have maturities at 5 days.

(iii)
As of December 31, 2024, the Group maintain term deposits with the BCRP for an amount of S/240.0 million, accruing interest at an annual rate between 4.81 to 4.84 percent. As of December 31, 2023, the Bank and its Subsidiaries did not maintain term deposits with the BCRP.